UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2017

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset Emerging Markets Debt Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 1.8%. GDP growth then decelerated to 1.2%, as revised, during the first quarter of 2017. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended — was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed increased over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 23.3% when the period began.

Turning to the global economy, in its July 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in global growth anticipated in the April World Economic Outlook remains on track, with global output projected to grow by 3.5 percent in 2017 and 3.6 percent in 2018. The unchanged global growth projections mask somewhat different contributions at the country level. U.S. growth projections are lower than in April, primarily reflecting the assumption that fiscal policy will be less expansionary going forward than previously anticipated. Growth has been revised up for Japan and especially the euro area, where positive surprises to activity in late 2016 and early 2017 point to solid momentum. China’s growth projections have also been revised up, reflecting a strong first quarter of 2017 and expectations of continued fiscal support.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.9%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.3% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

Western Asset Emerging Markets Debt Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after maintaining the federal funds rateiv at a range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. In March 2016, the European Central Bank (“ECB”)v announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. In December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Since that time, the ECB has remained on hold in terms of monetary policy. In other developed countries, in August 2016, the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Looking back, Treasury yields moved sharply higher after the November 2016 U.S. presidential election given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended August 31, 2017. In contrast, long-term Treasury yields declined over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.22% and ended the period at 1.33%. Their low for the period of 1.18% occurred on April 18, 2017, and their peak of 1.41% took place on both July 3 and July 5, 2017. Ten-year Treasury yields began the reporting period at 2.36% and ended the period at 2.12% — their low for the period. Their peak of 2.62% occurred on March 13, 2017.

IV	Western Asset Emerging Markets Debt Fund

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. presidential election and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned 2.74% during the six months ended August 31, 2017.

Q. How did the high-yield bond market perform over the during the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 3.03% for the six months ended August 31, 2017. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market rallied from April through July 2017. This turnaround occurred due to robust demand from investors looking to generate incremental yield in the low interest rate environment. The high yield market was then relatively flat in August 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 5.02% during the six months ended August 31, 2017. The asset class posted positive results during the first three months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017, but moved higher in July and August 2017.

Performance review

For the six months ended August 31, 2017, Class I shares of Western Asset Emerging Markets Debt Fund returned 4.69%. The Fund’s unmanaged benchmark, the EMBI Global, returned 5.02% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Average1 returned 5.64% over the same time frame.

Performance Snapshot as of August 31, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	4.55%
Class A2	4.54%
Class C	3.98%
Class C1[2]	4.24%
Class FI	4.51%
Class I	4.69%
Class IS	4.74%
JPMorgan Emerging Markets Bond Index Global	5.02%
Lipper Emerging Markets Hard Currency Debt Funds Category Average	5.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 283 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Emerging Markets Debt Fund	V

Investment commentary (cont’d)

returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2017 for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 4.28%, 4.03%, 3.73%, 4.03%, 4.47%, 4.77% and 4.87%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares would have been 4.09%, 3.93%, 3.48%, 3.72%, 4.18%, 4.46% and 4.48%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2017, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 1.35%, 1.35%, 2.12%, 1.88%, 1.26%, 1.07% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.55% for Class C1 shares, 1.10% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Western Asset Emerging Markets Debt Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in high-yield (“junk”) bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of European Union and the euro currency.

[v]i	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]i

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Emerging Markets Debt Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2017 and February 28, 2017 and does not include derivatives, such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.55%	$1,000.00	$1,045.50	1.06%	$5.47	Class A	5.00%	$1,000.00	$1,019.86	1.06%	$5.40
Class A2	4.54	1,000.00	1,045.40	1.10	5.67	Class A2	5.00	1,000.00	1,019.66	1.10	5.60
Class C	3.98	1,000.00	1,039.80	1.82	9.36	Class C	5.00	1,000.00	1,016.03	1.82	9.25
Class C1	4.24	1,000.00	1,042.40	1.57	8.08	Class C1	5.00	1,000.00	1,017.29	1.57	7.98
Class FI	4.51	1,000.00	1,045.10	1.01	5.21	Class FI	5.00	1,000.00	1,020.11	1.01	5.14
Class I	4.69	1,000.00	1,046.90	0.81	4.18	Class I	5.00	1,000.00	1,021.12	0.81	4.13
Class IS	4.74	1,000.00	1,047.40	0.72	3.72	Class IS	5.00	1,000.00	1,021.58	0.72	3.67

2	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2017

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 57.4%
Argentina — 6.7%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		$628,254	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		184,800	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	400,000		432,680	(b)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	280,000		299,880	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		161,520	(a)
Provincia de Neuquen Argentina, Senior Notes	7.500%	4/27/25	440,000		454,300	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	7,170,000	ARS	425,209
Republic of Argentina, Senior Bonds	7.125%	7/6/36	450,000		472,725
Republic of Argentina, Senior Notes	8.280%	12/31/33	939,365		1,092,012
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	2,770,000		1,943,155
Total Argentina					6,094,535
Armenia — 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	200,000		212,758	(b)
Brazil — 2.5%
Federative Republic of Brazil, Notes	10.000%	1/1/21	3,163,000	BRL	1,029,039
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,380,000	BRL	766,286
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	500,000		457,100
Total Brazil					2,252,425
Byelorussian SSR — 0.5%
Republic of Belarus, Senior Notes	6.875%	2/28/23	460,000		494,293	(a)
Cameroon — 0.3%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		236,684	(a)
Colombia — 1.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	680,000		768,400
Republic of Colombia, Senior Notes	3.875%	4/25/27	400,000		408,100
Total Colombia					1,176,500
Costa Rica — 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	730,000		770,150	(a)
Dominican Republic — 1.3%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,195,150	(a)
Ecuador — 2.2%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	850,000		912,687	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	490,000		539,000	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	510,000		537,413	(a)
Total Ecuador					1,989,100

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Egypt — 1.6%
Arab Republic of Egypt, Bill	0.219%	10/10/17	4,250,000	EGP	$237,714	(g)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	410,000		427,630	(a)
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	260,000		271,180	(b)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	200,000		220,750	(a)
Arab Republic of Egypt, Senior Notes	8.500%	1/31/47	300,000		336,570	(a)
Total Egypt					1,493,844
El Salvador — 0.7%
Republic of El Salvador, Notes	6.375%	1/18/27	620,000		599,850	(a)
Gabon — 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	200,000		197,700	(a)
Ghana — 1.2%
Republic of Ghana, Bonds	10.750%	10/14/30	680,000		882,504	(a)
Republic of Ghana, Senior Notes	9.250%	9/15/22	200,000		222,840	(a)
Total Ghana					1,105,344
Guatemala — 0.6%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000		244,500	(a)
Republic of Guatemala, Senior Notes	4.375%	6/5/27	300,000		297,750	(a)
Total Guatemala					542,250
Honduras — 1.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		228,000	(b)
Republic of Honduras, Senior Notes	6.250%	1/19/27	800,000		865,216	(a)
Total Honduras					1,093,216
Hungary — 1.0%
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		913,333
Indonesia — 7.0%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	509,000,000	IDR	42,328
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	14,030,000,000	IDR	1,161,718
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		831,143	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,133,248	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	920,000		1,022,145	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,246,646	(b)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	880,000		928,536	(a)
Total Indonesia					6,365,764
Ivory Coast — 0.7%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	193,000		192,259	(b)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	410,000		410,000	(a)
Total Ivory Coast					602,259

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Jamaica — 0.5%
Government of Jamaica, Senior Notes	6.750%	4/28/28	400,000		$465,500
Jordan — 0.8%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		207,126	(a)
Kingdom of Jordan, Senior Notes	5.750%	1/31/27	480,000		479,056	(a)
Total Jordan					686,182
Kazakhstan — 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	830,000		863,823	(b)
Kenya — 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	230,000		238,324	(a)
Kuwait — 0.5%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	460,000		477,912	(a)
Mexico — 2.7%
United Mexican States, Senior Bonds	6.500%	6/9/22	15,790,000	MXN	875,940
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		492,325
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,100,156
Total Mexico					2,468,421
Nigeria — 0.6%
Republic of Nigeria, Notes	7.875%	2/16/32	460,000		513,903	(a)
Panama — 0.5%
Republic of Panama, Senior Bonds	6.700%	1/26/36	331,000		443,540
Paraguay — 0.5%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	380,000		412,300	(a)
Peru — 1.3%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000		1,011,200
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		149,565
Total Peru					1,160,765
Philippines — 1.6%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,380,000		1,458,856
Romania — 0.5%
Republic of Romania, Senior Notes	4.875%	1/22/24	420,000		467,670	(b)
Russia — 5.2%
Russian Federal Bond, Bonds	7.600%	7/20/22	67,450,000	RUB	1,167,249
Russian Federal Bond, Bonds	7.050%	1/19/28	41,072,000	RUB	684,293
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000		1,095,142	(a)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	551,460		662,824	(b)
Russian Foreign Bond — Eurobond, Senior Bonds	5.625%	4/4/42	1,000,000		1,132,540	(a)
Total Russia					4,742,048

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Senegal — 1.1%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		$492,545	(b)
Republic of Senegal, Bonds	6.250%	5/23/33	450,000		464,252	(a)
Total Senegal					956,797
South Africa — 0.8%
Republic of South Africa, Senior Notes	4.875%	4/14/26	750,000		771,531
Sri Lanka — 2.0%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	200,000		207,614	(a)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	660,000		726,132	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		426,042	(b)
Republic of Sri Lanka, Senior Notes	6.200%	5/11/27	420,000		442,398	(a)
Total Sri Lanka					1,802,186
Turkey — 3.0%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000		610,495
Republic of Turkey, Senior Bonds	4.250%	4/14/26	640,000		627,761
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000		1,083,784
Republic of Turkey, Senior Notes	6.000%	3/25/27	200,000		219,490
Republic of Turkey, Senior Notes	6.750%	5/30/40	200,000		231,094
Total Turkey					2,772,624
Ukraine — 0.7%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	620,000		647,819	(a)
Uruguay — 0.8%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000		327,825
Republic of Uruguay, Senior Notes	9.875%	6/20/22	11,820,000	UYU	435,896	(a)
Total Uruguay					763,721
Venezuela — 2.1%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,855,000		737,362
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000		27,923
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,586,000		1,150,770	(b)
Total Venezuela					1,916,055
Vietnam — 0.7%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	580,000		617,064	(a)
Zambia — 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000		298,393	(a)
Total Sovereign Bonds (Cost — $50,531,397)					52,280,589
Corporate Bonds & Notes — 38.8%
Consumer Discretionary — 0.9%
Hotels, Restaurants & Leisure — 0.3%
Gohl Capital Ltd., Senior Bonds	4.250%	1/24/27	250,000		261,350	(b)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.6%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000	$352,000	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	200,000	209,900	(a)
Total Media				561,900
Total Consumer Discretionary				823,250
Consumer Staples — 0.5%
Food Products — 0.5%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	200,000	206,000	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	200,000	207,090	(b)
Total Consumer Staples				413,090
Energy — 17.4%
Oil, Gas & Consumable Fuels — 17.4%
Borets Finance DAC, Senior Notes	6.500%	4/7/22	200,000	213,353	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000	66,114
Ecopetrol SA, Senior Notes	5.875%	9/18/23	40,000	44,480
Ecopetrol SA, Senior Notes	5.875%	5/28/45	370,000	361,435
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	350,000	391,125	(c)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	512,482	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/30/43	1,500,000	1,536,960	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	410,000	418,668	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000	451,876	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,400,000	1,451,380
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	476,113
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	762,781
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	367,965
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,090,000	429,188	(b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	948,132	(a)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	939,510
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	410,000	440,032
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000	950,040
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000	480,509
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	660,450
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	636,990	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	430,000	442,532	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	3.000%	4/12/22	500,000	509,001	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	346,872	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000	314,473	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000	553,850	(a)

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Ultrapar International SA, Senior Notes	5.250%	10/6/26	280,000		$289,800	(a)
YPF Sociedad Anonima, Senior Notes	16.500%	5/9/22	7,000,000	ARS	380,374	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	400,000		463,400	(a)
Total Energy					15,839,885
Financials — 9.2%
Banks — 6.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000		592,200	(a)
Banco Mercantil De Norte, Junior Subordinated Notes (10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	460,000		496,570	(a)(d)(e)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000		313,875	(a)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	720,000		749,222	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000		754,781	(b)
Export-Import Bank of India, Senior Notes	4.000%	1/14/23	400,000		421,347	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	1,180,000		1,345,001	(b)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000		504,683	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		409,450	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	450,000		460,667	(a)
Total Banks					6,047,796
Consumer Finance — 0.3%
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000		246,000	(a)
Diversified Financial Services — 1.8%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	430,000		447,738	(a)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	570,000		571,425	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	80,000		83,700	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	160,000		166,800	(a)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000		412,892	(b)
Total Diversified Financial Services					1,682,555
Thrifts & Mortgage Finance — 0.5%
Fondo MIVIVIENDA SA, Senior Notes	3.500%	1/31/23	400,000		410,200	(a)
Total Financials					8,386,551
Industrials — 2.9%
Construction & Engineering — 0.3%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000		278,515	(b)
Industrial Conglomerates — 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		223,750	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000	$478,136	(b)
Total Industrial Conglomerates				701,886
Road & Rail — 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	230,557	(a)
Transportation — 0.9%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	790,000	819,625	(a)
Transportation Infrastructure — 0.6%
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000	580,770	(b)
Total Industrials				2,611,353
Materials — 3.2%
Chemicals — 1.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	207,000	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	215,250	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	881,134	(a)
Total Chemicals				1,303,384
Containers & Packaging — 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	200,000	217,000	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	270,000	293,139	(b)
Total Containers & Packaging				510,139
Metals & Mining — 0.9%
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	417,113
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	180,000	200,016
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	138,000	158,493
Total Metals & Mining				775,622
Paper & Forest Products — 0.3%
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	292,232	(a)
Total Materials				2,881,377
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.2%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	212,994	(a)
Wireless Telecommunication Services — 0.3%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000	287,930	(b)
Total Telecommunication Services				500,924
Utilities — 4.2%
Electric Utilities — 3.3%
Cerro del Aguila SA, Senior Notes	4.125%	8/16/27	200,000	201,500	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	620,000	668,050	(a)

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	200,000	$220,000	(a)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	380,000	407,550	(a)
PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	900,000	910,039	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	621,780	(a)
Total Electric Utilities				3,028,919
Independent Power and Renewable Electricity Producers — 0.9%
Minejesa Capital BV, Senior Secured Bonds	5.625%	8/10/37	260,000	271,042	(a)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	570,068	(a)
Total Independent Power and Renewable Electricity Producers				841,110
Total Utilities				3,870,029
Total Corporate Bonds & Notes (Cost — $33,731,914)				35,326,459

			Shares
Common Stocks — 0.6%
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Frontera Energy Corp.			11,257	313,395	*
Frontera Energy Corp.			8,750	261,955	*(f)
Total Common Stocks (Cost — $2,110,318)				575,350
Total Investments before Short-Term Investments (Cost — $86,373,629)				88,182,398
Short-Term Investments — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $975,156)	0.934%		975,156	975,156
Total Investments — 97.9% (Cost — $87,348,785)				89,157,554
Other Assets in Excess of Liabilities — 2.1%				1,889,711
Total Net Assets — 100.0%				$91,047,265

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Emerging Markets Debt Fund

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Rate shown represents yield-to-maturity.

Abbreviation used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
UYU	— Uruguayan Peso

Summary of Investments by Country** (unaudited)
Mexico	10.8%
Indonesia	10.5
Russia	8.6
Argentina	8.2
Brazil	7.7
Turkey	4.9
Peru	4.2
Kazakhstan	3.7
China	3.7
Colombia	3.6
Venezuela	2.6
Ecuador	2.2
Philippines	2.1
Sri Lanka	2.0
Egypt	1.7
South Africa	1.5
Dominican Republic	1.3
Ghana	1.2
Honduras	1.2
Costa Rica	1.2
Senegal	1.1
Hungary	1.0
Morocco	1.0
Uruguay	0.9
Jordan	0.8

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (unaudited) (cont’d)
Kuwait	0.8%
Ukraine	0.7
Vietnam	0.7
Ivory Coast	0.7
El Salvador	0.7
Guatemala	0.6
Chile	0.6
Nigeria	0.6
Byelorussian SSR	0.6
Romania	0.5
Jamaica	0.5
Panama	0.5
India	0.5
Paraguay	0.5
Zambia	0.3
Netherlands	0.3
Malaysia	0.3
Ireland	0.3
United Arab Emirates	0.3
Kenya	0.3
Cameroon	0.3
Qatar	0.2
Armenia	0.2
Gabon	0.2
Short-Term Investments	1.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2017 and are subject to change.

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	20,061,000	USD	312,331	Barclays Bank PLC	9/15/17	$1,105
PLN	3,709,950	USD	995,853	Barclays Bank PLC	9/15/17	44,140
USD	963,341	PLN	3,709,950	Barclays Bank PLC	9/15/17	(76,652)
INR	37,100,000	USD	572,089	JPMorgan Chase Bank N.A.	9/15/17	7,566
USD	888,438	PHP	45,905,595	Citibank N.A.	10/16/17	(6,745)
USD	1,692,006	SAR	6,377,000	Bank of America N.A.	4/16/18	(5,677)
Total						$(36,263)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2017

Western Asset Emerging Markets Debt Fund

Abbreviations used in this table:
INR	— Indian Rupee
PHP	— Philippine Peso
PLN	— Polish Zloty
SAR	— Saudi Arabian Riyal
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2017[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc. (Republic of Korea, 7.125%, due 4/16/19)	$2,000,000	6/20/22	0.604%	1.000% quarterly	$(36,353)	$(48,085)	$11,732

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2017

Assets:
Investments, at value (Cost — $87,348,785)	$89,157,554
Foreign currency, at value (Cost — $62,832)	56,020
Interest receivable	1,434,881
Receivable for securities sold	718,401
Receivable for Fund shares sold	112,349
Unrealized appreciation on forward foreign currency contracts	52,811
Deposits with brokers for OTC swap contracts	40,000
Prepaid expenses	71,525
Total Assets	91,643,541

Liabilities:
Payable for securities purchased	272,773
Unrealized depreciation on forward foreign currency contracts	89,074
Payable for Fund shares repurchased	74,988
OTC swaps, at value (premiums received — $48,085)	36,353
Investment management fee payable	33,742
Service and/or distribution fees payable	4,463
Payable for open OTC swap contracts	4,056
Trustees’ fees payable	86
Accrued foreign capital gains tax	66
Accrued expenses	80,675
Total Liabilities	596,276
Total Net Assets	$91,047,265

Net Assets:
Par value (Note 7)	$177
Paid-in capital in excess of par value	126,745,831
Undistributed net investment income	798,957
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(38,271,631)
Net unrealized appreciation on investments, swap contracts, forward foreign currency contracts and foreign currencies	1,773,931	†
Total Net Assets	$91,047,265

†	Net of accrued foreign capital gains tax of $66.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	17

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2017

Net Assets:
Class A	$9,268,065
Class A2	$3,326,483
Class C	$1,973,227
Class C1	$228,795
Class FI	$207,066
Class I	$74,574,575
Class IS	$1,469,054

Shares Outstanding:
Class A	1,802,142
Class A2	648,298
Class C	385,145
Class C1	44,224
Class FI	40,111
Class I	14,531,666
Class IS	286,901

Net Asset Value:
Class A (and redemption price)	$5.14
Class A2 (and redemption price)	$5.13
Class C*	$5.12
Class C1*	$5.17
Class FI (and redemption price)	$5.16
Class I (and redemption price)	$5.13
Class IS (and redemption price)	$5.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$5.37
Class A2 (based on maximum initial sales charge of 4.25%)	$5.36

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2017

Investment Income:
Interest	$2,838,441
Less: Foreign taxes withheld	(4,594)
Total Investment Income	2,833,847

Expenses:
Investment management fee (Note 2)	338,223
Registration fees	51,034
Transfer agent fees (Note 5)	42,333
Service and/or distribution fees (Notes 2 and 5)	26,350
Audit and tax fees	19,787
Shareholder reports	14,691
Fund accounting fees	12,787
Legal fees	12,056
Custody fees	4,966
Insurance	1,157
Trustees’ fees	1,096
Commitment fees (Note 8)	507
Interest expense	199
Miscellaneous expenses	4,668
Total Expenses	529,854
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(136,669)
Net Expenses	393,185
Net Investment Income	2,440,662

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	293,562
Futures contracts	(17,325)
Swap contracts	(4,412)
Forward foreign currency contracts	(14,338)
Foreign currency transactions	(5,300)
Net Realized Gain	252,187
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,383,011	†
Futures contracts	17,753
Swap contracts	8,004
Forward foreign currency contracts	(46,135)
Foreign currencies	(5,987)
Change in Net Unrealized Appreciation (Depreciation)	1,356,646
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,608,833
Increase in Net Assets From Operations	$4,049,495

†	Net of change in accrued foreign capital gains tax of $66.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2017 (unaudited) and the Year Ended February 28, 2017	August 31	February 28

Operations:
Net investment income	$2,440,662	$5,780,790
Net realized gain (loss)	252,187	(2,376,757)
Change in net unrealized appreciation (depreciation)	1,356,646	11,644,603
Increase in Net Assets From Operations	4,049,495	15,048,636

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,950,038)	(4,200,041)
Decrease in Net Assets From Distributions to Shareholders	(1,950,038)	(4,200,041)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,006,641	31,615,479
Reinvestment of distributions	1,181,608	2,390,392
Cost of shares repurchased	(14,456,688)	(72,263,017)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,731,561	(38,257,146)
Increase (Decrease) in Net Assets	5,831,018	(27,408,551)

Net Assets:
Beginning of period	85,216,247	112,624,798
End of period*	$91,047,265	$85,216,247
*Includes undistributed net investment income of:	$798,957	$308,333

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$5.02	$4.57	$5.01	$5.23	$5.87	$5.64

Income (loss) from operations:
Net investment income	0.13	0.27	0.23	0.26	0.25	0.23
Net realized and unrealized gain (loss)	0.09	0.39	(0.39)	(0.25)	(0.59)	0.22
Total income (loss) from operations	0.22	0.66	(0.16)	0.01	(0.34)	0.45

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.28)	(0.23)	(0.30)	(0.22)
Total distributions	(0.10)	(0.21)	(0.28)	(0.23)	(0.30)	(0.22)

Net asset value, end of period	$5.14	$5.02	$4.57	$5.01	$5.23	$5.87
Total return[4]	4.55%	14.57%	(3.30)%	0.10%	(5.74)%	8.14%

Net assets, end of period (000s)	$9,268	$8,587	$7,850	$50,419	$47,028	$36,023

Ratios to average net assets:
Gross expenses	1.35%[5]	1.35%	1.37%	1.40%	1.47%	1.22%
Net expenses[6,7]	1.06 [5]	1.14	1.25	1.25	1.24	1.21
Net investment income	5.23 [5]	5.48	4.88	4.96	4.64	3.91

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2017[2]	2017	2016[3]	2015	2014[4]

Net asset value, beginning of period	$5.01	$4.56	$4.99	$5.22	$5.11

Income (loss) from operations:
Net investment income	0.13	0.27	0.23	0.26	0.13
Net realized and unrealized gain (loss)	0.09	0.39	(0.38)	(0.25)	0.15
Total income (loss) from operations	0.22	0.66	(0.15)	0.01	0.28

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.28)	(0.24)	(0.17)
Total distributions	(0.10)	(0.21)	(0.28)	(0.24)	(0.17)

Net asset value, end of period	$5.13	$5.01	$4.56	$4.99	$5.22
Total return[5]	4.54%	14.62%	(3.06)%	(0.01)%	5.46%

Net assets, end of period (000s)	$3,326	$3,312	$3,166	$3,666	$758

Ratios to average net assets:
Gross expenses	1.39%[6]	1.35%	1.24%	1.29%	1.30%[6]
Net expenses[7]	1.10 [6,8]	1.13 [8]	1.24	1.17 [8]	1.23 [6,8]
Net investment income	5.18 [6]	5.47	4.89	5.04	5.02 [6]

Portfolio turnover rate	18%	44%	46%	31%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]	For the period September 3, 2013 (inception date) to February 28, 2014.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013[4]

Net asset value, beginning of period	$5.01	$4.56	$4.99	$5.21	$5.85	$5.76

Income (loss) from operations:
Net investment income	0.11	0.23	0.20	0.22	0.21	0.11
Net realized and unrealized gain (loss)	0.09	0.40	(0.39)	(0.25)	(0.59)	0.09
Total income (loss) from operations	0.20	0.63	(0.19)	(0.03)	(0.38)	0.20

Less distributions from:
Net investment income	(0.09)	(0.18)	(0.24)	(0.19)	(0.26)	(0.11)
Total distributions	(0.09)	(0.18)	(0.24)	(0.19)	(0.26)	(0.11)

Net asset value, end of period	$5.12	$5.01	$4.56	$4.99	$5.21	$5.85
Total return[5]	3.98%	14.00%	(3.94)%	(0.70)%	(6.42)%	3.49%

Net assets, end of period (000s)	$1,973	$1,629	$1,137	$1,425	$1,583	$1,071

Ratios to average net assets:
Gross expenses	2.12%[6]	2.12%	2.00%	2.14%	2.24%	1.89%[6]
Net expenses[7,8]	1.82 [6]	1.90	2.00	2.00	1.98	1.88 [6]
Net investment income	4.47 [6]	4.72	4.14	4.20	3.85	3.17 [6]

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]	For the period August 1, 2012 (inception date) to February 28, 2013.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2017	2016[4]	2015	2014	2013

Net asset value, beginning of period	$5.05	$4.60	$5.03	$5.25	$5.87	$5.64

Income (loss) from operations:
Net investment income	0.12	0.25	0.22	0.24	0.22	0.20
Net realized and unrealized gain (loss)	0.09	0.39	(0.39)	(0.26)	(0.58)	0.22
Total income (loss) from operations	0.21	0.64	(0.17)	(0.02)	(0.36)	0.42

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.26)	(0.20)	(0.26)	(0.19)
Total distributions	(0.09)	(0.19)	(0.26)	(0.20)	(0.26)	(0.19)

Net asset value, end of period	$5.17	$5.05	$4.60	$5.03	$5.25	$5.87
Total return[5]	4.24%	14.00%	(3.49)%	(0.42)%	(6.09)%	7.62%

Net assets, end of period (000s)	$229	$224	$209	$334	$439	$1,928

Ratios to average net assets:
Gross expenses	1.90%[6]	1.88%	1.66%	1.90%	1.98%	1.83%
Net expenses[7]	1.57 [6,8]	1.66 [8]	1.66	1.70 [8]	1.70 [8]	1.69 [8]
Net investment income	4.71 [6]	4.94	4.46	4.50	3.98	3.45

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2017 (unaudited).

[4]	For the year ended February 29.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C1 shares did not exceed 1.70%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$5.04	$4.56	$5.01	$5.22	$5.85	$5.63

Income (loss) from operations:
Net investment income	0.13	0.28	0.29	0.27	0.25	0.23
Net realized and unrealized gain (loss)	0.09	0.39	(0.35)	(0.26)	(0.58)	0.22
Total income (loss) from operations	0.22	0.67	(0.06)	0.01	(0.33)	0.45

Less distributions from:
Net investment income	(0.10)	(0.19)	(0.39)	(0.22)	(0.30)	(0.23)
Total distributions	(0.10)	(0.19)	(0.39)	(0.22)	(0.30)	(0.23)

Net asset value, end of period	$5.16	$5.04	$4.56	$5.01	$5.22	$5.85
Total return[4]	4.51%	14.91%	(1.17)%[5]	0.10%	(5.62)%	8.07%

Net assets, end of period (000s)	$207	$285	$298	$512	$4,000	$9,337

Ratios to average net assets:
Gross expenses	1.32%[6]	1.26%	1.12%	1.90%	1.51%	1.26%
Net expenses[7]	1.01 [6,8]	1.05 [8]	1.12	1.20 [8]	1.19 [8]	1.15 [8]
Net investment income	5.23 [6]	5.68	5.82	4.98	4.61	3.96

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Total return includes a voluntary reimbursement by the investment manager for shareholder record keeping expenses. Absent this reimbursement, total return would have been (3.56)%.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013

Net asset value, beginning of period	$5.01	$4.56	$4.99	$5.21	$5.84	$5.61

Income (loss) from operations:
Net investment income	0.14	0.28	0.25	0.28	0.26	0.25
Net realized and unrealized gain (loss)	0.09	0.39	(0.39)	(0.25)	(0.57)	0.22
Total income (loss) from operations	0.23	0.67	(0.14)	0.03	(0.31)	0.47

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.29)	(0.25)	(0.32)	(0.24)
Total distributions	(0.11)	(0.22)	(0.29)	(0.25)	(0.32)	(0.24)

Net asset value, end of period	$5.13	$5.01	$4.56	$4.99	$5.21	$5.84
Total return[4]	4.69%	14.86%	(2.79)%	0.44%	(5.31)%	8.48%

Net assets, end of period (000s)	$74,575	$69,521	$99,853	$181,792	$158,816	$573,115

Ratios to average net assets:
Gross expenses	1.12%[5]	1.07%	0.98%	0.95%	1.00%	0.85%
Net expenses[6,7]	0.81 [5]	0.85	0.95	0.90	0.89	0.85
Net investment income	5.47 [5]	5.77	5.16	5.31	4.85	4.26

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.95%.

See Notes to Financial Statements.

26	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2017[2]	2017	2016[3]	2015	2014	2013[4]

Net asset value, beginning of period	$5.00	$4.55	$4.98	$5.21	$5.85	$5.85

Income (loss) from operations:
Net investment income	0.14	0.29	0.25	0.29	0.27	0.02
Net realized and unrealized gain (loss)	0.09	0.38	(0.38)	(0.26)	(0.59)	(0.02)
Total income (loss) from operations	0.23	0.67	(0.13)	0.03	(0.32)	0.00	[5]

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.30)	(0.26)	(0.32)	—
Total distributions	(0.11)	(0.22)	(0.30)	(0.26)	(0.32)	—

Net asset value, end of period	$5.12	$5.00	$4.55	$4.98	$5.21	$5.85
Total return[6]	4.74%	14.98%	(2.59)%	0.47%	(5.36)%	0.00%[7]

Net assets, end of period (000s)	$1,469	$1,659	$112	$35	$978	$855

Ratios to average net assets:
Gross expenses	1.04%[8]	1.05%	0.94%	1.10%	1.07%	0.86%[8]
Net expenses[9,10]	0.72 [8]	0.80	0.80	0.80	0.80	0.80	[8]
Net investment income	5.56 [8]	5.86	5.32	5.36	5.05	4.20	[8]

Portfolio turnover rate	18%	44%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2017 (unaudited).

[3]	For the year ended February 29.

[4]	For the period January 31, 2013 (inception date) to February 28, 2013.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Amount represents less than 0.005%.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

28	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$52,280,589	—	$52,280,589
Corporate bonds & notes	—	35,326,459	—	35,326,459
Common stocks:
Energy	$313,395	261,955	—	575,350
Total long-term investments	313,395	87,869,003	—	88,182,398
Short-term investments†	975,156	—	—	975,156
Total investments	$1,288,551	$87,869,003	—	$89,157,554
Other financial instruments:
Forward foreign currency contracts	—	52,811	—	52,811
Total	$1,288,551	$87,921,814	—	$89,210,365

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$89,074	—	$89,074
OTC credit default swaps on sovereign issues — buy protection‡	—	36,353	—	36,353
Total	—	$125,427	—	$125,427

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

30	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2017, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended August 31, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a

32	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

34	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2017, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $125,427. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of August 31, 2017, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $40,000, which could be used to reduce the required payment.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of the securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of August 31, 2017, there was $66 of capital gains tax liabilities accrued on unrealized gains.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of

36	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore monthly a subadvisory fee of 0.30% on assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.85%, 1.55%, 1.10%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

Prior to March 31, 2017, as a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS did not exceed 1.25%, 1.45%, 2.00%, 1.70%, 1.20%, 0.95% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the six months ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $136,669.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares and A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2017, LMIS and its affiliates retained sales charges of $492 and $222 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended August 31, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C	Class C1
CDSCs	—	—	$38	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$20,119,595
Sales	15,417,618

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$87,348,785	$5,582,149	$(3,773,380)	$1,808,769
Swap contracts	(48,085)	11,732	—	11,732
Forwards foreign currency contracts	—	52,811	(89,074)	(36,263)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2017.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$52,811

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[2]	—	$36,353	$36,353
Forward foreign currency contracts	$89,074	—	89,074
Total	$89,074	$36,353	$125,427

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

38	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(17,325)	—	—	$(17,325)
Swap contracts	—	—	$(4,412)	(4,412)
Forward foreign currency contracts	—	$(14,338)	—	(14,338)
Total	$(17,325)	$(14,338)	$(4,412)	$(36,075)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$17,753	—	—	$17,753
Swap contracts	—	—	$8,004	8,004
Forward foreign currency contracts	—	$(46,135)	—	(46,135)
Total	$17,753	$(46,135)	$8,004	$(20,378)

During the six months ended August 31, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$646,777
Futures contracts (to sell)†	711,875
Forward foreign currency contracts (to buy)	1,132,339
Forward foreign currency contracts (to sell)	2,888,296

Average Notional Balance
Credit default swap contracts (to buy protection)	$2,000,000

†	At August 31, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$52,811	—	$52,811

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Forward foreign currency contracts	$89,074	—	$89,074
OTC swap contracts	36,353	$(36,353)	—
Total	$125,427	$(36,353)	$89,074

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amounts shown here due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1 and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$11,258	$3,625
Class A2	4,162	1,906
Class C	9,154	913
Class C1	791	205
Class FI	985	209
Class I	—	35,313
Class IS	—	162
Total	$26,350	$42,333

For the six months ended August 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$13,399
Class A2	4,723
Class C	2,752
Class C1	373
Class FI	1,224
Class I	111,683
Class IS	2,515
Total	$136,669

40	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Net Investment Income:
Class A	$182,827	$346,237
Class A2	67,760	143,845
Class C	31,482	53,183
Class C1	4,017	8,394
Class FI	19,479	64,263
Class I	1,609,817	3,548,021
Class IS	34,656	36,098
Total	$1,950,038	$4,200,041

7. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2017		Year Ended February 28, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	262,946	$1,323,350	852,254	$4,205,798
Shares issued on reinvestment	29,440	147,126	62,995	311,380
Shares repurchased	(199,740)	(1,005,289)	(924,108)	(4,538,236)
Net increase (decrease)	92,646	$465,187	(8,859)	$(21,058)

Class A2
Shares sold	16,400	$82,596	36,091	$179,546
Shares issued on reinvestment	13,586	67,760	29,230	143,845
Shares repurchased	(42,320)	(212,496)	(98,865)	(494,431)
Net decrease	(12,334)	$(62,140)	(33,544)	$(171,040)

Class C
Shares sold	77,748	$392,696	157,170	$781,950
Shares issued on reinvestment	5,326	26,575	8,862	43,553
Shares repurchased	(23,369)	(117,663)	(89,695)	(448,544)
Net increase	59,705	$301,608	76,337	$376,959

Class C1
Shares issued on reinvestment	799	$4,019	1,692	$8,394
Shares repurchased	(824)	(4,162)	(2,936)	(14,990)
Net decrease	(25)	$(143)	(1,244)	$(6,596)

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2017		Year Ended February 28, 2017
	Shares	Amount	Shares	Amount
Class FI
Shares sold	236,939	$1,195,755	1,350,442	$6,602,359
Shares issued on reinvestment	3,688	18,543	12,377	61,240
Shares repurchased	(257,097)	(1,293,410)	(1,371,653)	(6,832,340)
Net decrease	(16,470)	$(79,112)	(8,834)	$(168,741)

Class I
Shares sold	2,741,361	$13,813,472	3,723,537	$18,223,902
Shares issued on reinvestment	177,038	882,929	362,536	1,785,882
Shares repurchased	(2,253,971)	(11,365,000)	(12,129,282)	(59,763,422)
Net increase (decrease)	664,428	$3,331,401	(8,043,209)	$(39,753,638)

Class IS
Shares sold	39,590	$198,772	334,640	$1,621,924
Shares issued on reinvestment	6,971	34,656	7,514	36,098
Shares repurchased	(91,370)	(458,668)	(34,982)	(171,054)
Net increase (decrease)	(44,809)	$(225,240)	307,172	$1,486,968

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2017, the Fund incurred a commitment fee in the amount of $507. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2017.

9. Capital loss carryforward

As of February 28, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(2,575,950)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $35,531,226, which have no expiration date, must be used first to offset any such gains.

42	Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset Emerging Markets Debt Fund 2017 Semi-Annual Report	43

Additional information (unaudited)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended February 28, 2017 and February 29, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending February 28, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended February 28, 2017 and February 29, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

44	Western Asset Emerging Markets Debt Fund

Western Asset

Emerging Markets Debt Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/17 SR17-3163

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:	October 25, 2017

By:	/s/Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date:	October 25, 2017